Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Inventories

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Finished goods	$54,818.4	$34,511.0
Work in process	125,661.9	156,498.5
Raw materials	20,389.1	38,818.3
Supplies and spare parts	20,279.7	21,169.3

	$221,149.1	$250,997.1

Inventory write downs
Write-down of inventories to net realizable value and reversal of write-down of inventories resulting from the increase in net realizable value were included in the cost of revenue. The amounts are illustrated below:

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Net inventory losses	$533.0	$4,689.1	$3,494.6